CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 372,950	$ 216,358	$ 280,440
Less: Discontinued operations, net of tax			(22,539)
Net income from continuing operations	372,950	216,358	302,979
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation of property and equipment, including internal-use software and website development	265,817	211,744	164,247
Amortization of stock-based compensation	85,011	130,173	64,596
Amortization of intangible assets	79,615	71,731	31,705
Deferred income taxes	(79,031)	(772)	(55,120)
Foreign exchange (gain) loss on cash, cash equivalents and short-term investments, net	79,410	56,822	(19,904)
Realized (gain) loss on foreign currency forwards	5,481	(40,850)	12,954
Other	8,966	10,576	17,521
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(157,957)	(127,327)	(84,017)
Prepaid expenses and other current assets	(65,203)	(18,724)	(3,386)
Accounts payable, merchant	110,603	91,503	146,469
Accounts payable, other, accrued expenses and other current liabilities	271,454	(68,239)	294,466
Tax payable/receivable, net	39,971	(29,746)	51,472
Deferred merchant bookings	331,133	246,229	312,059
Deferred revenue	18,739	13,722	1,141
Net cash provided by operating activities from continuing operations	1,366,959	763,200	1,237,182
Investing activities:
Capital expenditures, including internal-use software and website development	(328,387)	(308,581)	(235,697)
Purchases of investments	(1,194,210)	(1,216,591)	(1,873,519)
Sales and maturities of investments	1,162,557	1,502,576	1,955,955
Acquisitions, net of cash acquired	(560,668)	(541,247)	(199,360)
Net settlement of foreign currency forwards	(5,481)	40,850	(12,954)
Other, net	1,932	(2,520)	(2,250)
Net cash provided by (used in) investing activities from continuing operations	(924,257)	(525,513)	(367,825)
Financing activities:
Proceeds from issuance of long-term debt, net of issuance costs	492,894
Purchases of treasury stock	(537,861)	(522,900)	(417,571)
Proceeds from issuance of treasury stock	20,404	25,273
Payment of dividends to stockholders	(84,697)	(75,760)	(130,423)
Proceeds from exercise of equity awards and employee stock purchase plan	108,121	56,836	241,193
Excess tax benefit on equity awards	58,156	39,606	41,100
Other, net	(8,868)	(15,571)	(7,086)
Net cash provided by (used in) financing activities from continuing operations	48,149	(492,516)	(272,787)
Net cash provided by (used in) continuing operations	490,851	(254,829)	596,570
Net cash provided by (used in) discontinued operations		13,637	(7,607)
Effect of exchange rate changes on cash and cash equivalents	(109,184)	(30,936)	15,064
Net increase (decrease) in cash and cash equivalents	381,667	(272,128)	604,027
Cash and cash equivalents at beginning of year	1,021,033	1,293,161	689,134
Cash and cash equivalents at end of year	1,402,700	1,021,033	1,293,161
Supplemental cash flow information
Cash paid for interest from continuing operations	87,555	84,136	86,024
Income tax payments, net from continuing operations	$ 70,339	$ 73,439	$ 9,632